Distribution Date:	05/16/25	Wells Fargo Commercial Mortgage Trust 2016-C36
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	15-17		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 2)	18-20		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	22		David Rodgers	(212) 230-9025
Delinquency Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000MBL4	1.453000%	41,947,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000MBM2	2.504000%	39,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000MBN0	2.807000%	220,000,000.00	181,646,272.13	0.00	424,900.90	0.00	0.00	424,900.90	181,646,272.13	36.71%	30.00%
A-4	95000MBP5	3.065000%	250,203,000.00	250,203,000.00	0.00	639,060.16	0.00	0.00	639,060.16	250,203,000.00	36.71%	30.00%
A-SB	95000MBQ3	2.933000%	48,917,000.00	12,871,524.89	823,239.51	31,460.15	0.00	0.00	854,699.66	12,048,285.38	36.71%	30.00%
A-S	95000MBR1	3.419000%	77,236,000.00	77,236,000.00	0.00	220,058.24	0.00	0.00	220,058.24	77,236,000.00	25.70%	21.00%
B	95000MBU4	3.671000%	42,909,000.00	42,909,000.00	0.00	131,265.78	0.00	0.00	131,265.78	42,909,000.00	19.58%	16.00%
C	95000MBV2	4.112555%	36,473,000.00	36,473,000.00	0.00	124,997.67	0.00	0.00	124,997.67	36,473,000.00	14.38%	11.75%
D	95000MAC5	2.942000%	41,836,000.00	41,836,000.00	0.00	102,567.93	0.00	0.00	102,567.93	41,836,000.00	8.41%	6.88%
E-1	95000MAE1	4.112555%	9,118,000.00	9,118,000.00	0.00	31,248.56	0.00	0.00	31,248.56	9,118,000.00	7.11%	5.81%
E-2	95000MAG6	4.112555%	9,118,000.00	9,118,000.00	0.00	31,248.56	0.00	0.00	31,248.56	9,118,000.00	5.81%	4.75%
F-1	95000MAL5	4.112555%	4,291,000.00	4,291,000.00	0.00	14,705.81	0.00	0.00	14,705.81	4,291,000.00	5.20%	4.25%
F-2	95000MAN1	4.112555%	4,291,000.00	4,291,000.00	0.00	14,705.81	0.00	0.00	14,705.81	4,291,000.00	4.59%	3.75%
G-1	95000MAU5	4.112555%	6,098,000.00	6,098,000.00	0.00	20,898.63	0.00	0.00	20,898.63	6,098,000.00	3.72%	3.04%
G-2	95000MAW1	4.112555%	6,098,000.00	6,098,000.00	0.00	13,215.14	0.00	0.00	13,215.14	6,098,000.00	2.85%	2.33%
H-1	95000MBC4	4.112555%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
H-2	95000MBE0	4.112555%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
R	95000MBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,177,958.01	702,174,755.02	823,239.51	1,800,333.34	0.00	0.00	2,623,572.85	701,351,515.51

X-A	95000MBS9	1.156755%	600,724,000.00	444,720,797.02	0.00	428,694.23	0.00	0.00	428,694.23	443,897,557.51
X-B	95000MBT7	0.603554%	120,145,000.00	120,145,000.00	0.00	60,428.37	0.00	0.00	60,428.37	120,145,000.00
X-D	95000MAA9	1.170555%	41,836,000.00	41,836,000.00	0.00	40,809.43	0.00	0.00	40,809.43	41,836,000.00
Notional SubTotal			762,705,000.00	606,701,797.02	0.00	529,932.03	0.00	0.00	529,932.03	605,878,557.51

Deal Distribution Total					823,239.51	2,330,265.37	0.00	0.00	3,153,504.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000MBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000MBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000MBN0	825.66487332	0.00000000	1.93136773	0.00000000	0.00000000	0.00000000	0.00000000	1.93136773	825.66487332
A-4	95000MBP5	1,000.00000000	0.00000000	2.55416666	0.00000000	0.00000000	0.00000000	0.00000000	2.55416666	1,000.00000000
A-SB	95000MBQ3	263.12989124	16.82931312	0.64313327	0.00000000	0.00000000	0.00000000	0.00000000	17.47244639	246.30057812
A-S	95000MBR1	1,000.00000000	0.00000000	2.84916671	0.00000000	0.00000000	0.00000000	0.00000000	2.84916671	1,000.00000000
B	95000MBU4	1,000.00000000	0.00000000	3.05916661	0.00000000	0.00000000	0.00000000	0.00000000	3.05916661	1,000.00000000
C	95000MBV2	1,000.00000000	0.00000000	3.42712884	0.00000000	0.00000000	0.00000000	0.00000000	3.42712884	1,000.00000000
D	95000MAC5	1,000.00000000	0.00000000	2.45166675	0.00000000	0.00000000	0.00000000	0.00000000	2.45166675	1,000.00000000
E-1	95000MAE1	1,000.00000000	0.00000000	3.42712876	0.00000000	0.00000000	0.00000000	0.00000000	3.42712876	1,000.00000000
E-2	95000MAG6	1,000.00000000	0.00000000	3.42712876	0.00000000	0.00000000	0.00000000	0.00000000	3.42712876	1,000.00000000
F-1	95000MAL5	1,000.00000000	0.00000000	3.42712887	0.00000000	0.00000000	0.00000000	0.00000000	3.42712887	1,000.00000000
F-2	95000MAN1	1,000.00000000	0.00000000	3.42712887	0.00000000	0.00000000	0.00000000	0.00000000	3.42712887	1,000.00000000
G-1	95000MAU5	1,000.00000000	0.00000000	3.42712857	0.00000000	0.00000000	0.00000000	0.00000000	3.42712857	1,000.00000000
G-2	95000MAW1	1,000.00000000	0.00000000	2.16712693	1.26000328	21.76493768	0.00000000	0.00000000	2.16712693	1,000.00000000
H-1	95000MBC4	1,000.00000000	0.00000000	0.00000000	3.42712919	93.09405133	0.00000000	0.00000000	0.00000000	1,000.00000000
H-2	95000MBE0	1,000.00000000	0.00000000	0.00000000	3.42712919	180.10577627	0.00000000	0.00000000	0.00000000	1,000.00000000
R	95000MBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000MBS9	740.30802335	0.00000000	0.71362927	0.00000000	0.00000000	0.00000000	0.00000000	0.71362927	738.93761113
X-B	95000MBT7	1,000.00000000	0.00000000	0.50296200	0.00000000	0.00000000	0.00000000	0.00000000	0.50296200	1,000.00000000
X-D	95000MAA9	1,000.00000000	0.00000000	0.97546204	0.00000000	0.00000000	0.00000000	0.00000000	0.97546204	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/25 - 04/30/25	30	0.00	424,900.90	0.00	424,900.90	0.00	0.00	0.00	424,900.90	0.00
A-4	04/01/25 - 04/30/25	30	0.00	639,060.16	0.00	639,060.16	0.00	0.00	0.00	639,060.16	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	31,460.15	0.00	31,460.15	0.00	0.00	0.00	31,460.15	0.00
X-A	04/01/25 - 04/30/25	30	0.00	428,694.23	0.00	428,694.23	0.00	0.00	0.00	428,694.23	0.00
X-B	04/01/25 - 04/30/25	30	0.00	60,428.37	0.00	60,428.37	0.00	0.00	0.00	60,428.37	0.00
X-D	04/01/25 - 04/30/25	30	0.00	40,809.43	0.00	40,809.43	0.00	0.00	0.00	40,809.43	0.00
A-S	04/01/25 - 04/30/25	30	0.00	220,058.24	0.00	220,058.24	0.00	0.00	0.00	220,058.24	0.00
B	04/01/25 - 04/30/25	30	0.00	131,265.78	0.00	131,265.78	0.00	0.00	0.00	131,265.78	0.00
C	04/01/25 - 04/30/25	30	0.00	124,997.67	0.00	124,997.67	0.00	0.00	0.00	124,997.67	0.00
D	04/01/25 - 04/30/25	30	0.00	102,567.93	0.00	102,567.93	0.00	0.00	0.00	102,567.93	0.00
E-1	04/01/25 - 04/30/25	30	0.00	31,248.56	0.00	31,248.56	0.00	0.00	0.00	31,248.56	0.00
E-2	04/01/25 - 04/30/25	30	0.00	31,248.56	0.00	31,248.56	0.00	0.00	0.00	31,248.56	0.00
F-1	04/01/25 - 04/30/25	30	0.00	14,705.81	0.00	14,705.81	0.00	0.00	0.00	14,705.81	0.00
F-2	04/01/25 - 04/30/25	30	0.00	14,705.81	0.00	14,705.81	0.00	0.00	0.00	14,705.81	0.00
G-1	04/01/25 - 04/30/25	30	0.00	20,898.63	0.00	20,898.63	0.00	0.00	0.00	20,898.63	0.00
G-2	04/01/25 - 04/30/25	30	124,612.03	20,898.63	0.00	20,898.63	7,683.50	0.00	0.00	13,215.14	132,722.59
H-1	04/01/25 - 04/30/25	30	892,979.33	34,247.23	0.00	34,247.23	34,247.23	0.00	0.00	0.00	930,286.90
H-2	04/01/25 - 04/30/25	30	1,759,515.93	34,247.23	0.00	34,247.23	34,247.23	0.00	0.00	0.00	1,799,793.24
Totals			2,777,107.29	2,406,443.32	0.00	2,406,443.32	76,177.96	0.00	0.00	2,330,265.37	2,862,802.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000MAE1	4.112555%	0.00	9,118,000.00	0.00	31,248.56	0.00	0.00	31,248.56	9,118,000.00
E-1 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	95000MAG6	4.112555%	0.00	9,118,000.00	0.00	31,248.56	0.00	0.00	31,248.56	9,118,000.00
E-2 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	95000MAL5	4.112555%	0.00	4,291,000.00	0.00	14,705.81	0.00	0.00	14,705.81	4,291,000.00
F-1 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Cert)	95000MAN1	4.112555%	0.00	4,291,000.00	0.00	14,705.81	0.00	0.00	14,705.81	4,291,000.00
F-2 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Cert)	95000MAU5	4.112555%	0.00	6,098,000.00	0.00	20,898.63	0.00	0.00	20,898.63	6,098,000.00
G-1 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Cert)	95000MAW1	4.112555%	0.00	6,098,000.00	0.00	13,215.14	0.00	0.00	13,215.14	6,098,000.00
G-2 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (EC)	NA	4.112555%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-1 (Cert)	95000MBC4	4.112555%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
H-2 (EC)	NA	4.112555%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-2 (Cert)	95000MBE0	4.112555%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
Regular Interest Total			58,999,958.00	58,999,958.00	0.00	126,022.51	0.00	0.00	126,022.51	58,999,958.00

Exchangeable Certificate Details
E	95000MAJ0	4.112555%	18,236,000.00	18,236,000.00	0.00	62,497.12	0.00	0.00	62,497.12	18,236,000.00
EF	95000MAS0	N/A	26,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000MBA8	N/A	39,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	95000MAQ4	4.112555%	8,582,000.00	8,582,000.00	0.00	29,411.62	0.00	0.00	29,411.62	8,582,000.00
G	95000MAY7	4.112555%	12,196,000.00	12,196,000.00	0.00	34,113.77	0.00	0.00	34,113.77	12,196,000.00
H	95000MBG5	4.112555%	16,349,000.00	16,349,000.00	0.00	0.00	0.00	0.00	0.00	16,349,000.00
Exchangeable Certificates Total			121,195,000.00	55,363,000.00	0.00	126,022.51	0.00	0.00	126,022.51	55,363,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	95000MAJ0	1,000.00000000	0.00000000	3.42712876	0.00000000	0.00000000	0.00000000	0.00000000	3.42712876	1,000.00000000
EF	95000MAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	95000MBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	95000MAQ4	1,000.00000000	0.00000000	3.42712887	0.00000000	0.00000000	0.00000000	0.00000000	3.42712887	1,000.00000000
G	95000MAY7	1,000.00000000	0.00000000	2.79712775	0.63000164	10.88246884	0.00000000	0.00000000	2.79712775	1,000.00000000
H	95000MBG5	1,000.00000000	0.00000000	0.00000000	3.42712888	136.59991620	0.00000000	0.00000000	0.00000000	1,000.00000000

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	Additional Information
Total Available Distribution Amount (1)	3,153,504.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,421,544.10	Master Servicing Fee	9,359.03
Interest Reductions due to Nonrecoverability Determination	(48,503.08)	Certificate Administrator Fee	3,806.02
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	292.57
ARD Interest	0.00	Operating Advisor Fee	1,097.62
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,373,041.02	Total Fees	15,050.05

Principal		Expenses/Reimbursements
Scheduled Principal	823,239.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	16,192.96
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,745.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	6,786.74
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	823,239.51	Total Expenses/Reimbursements	27,725.61

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,330,265.37
Gain on Sale / Excess Liquidation Proceeds Collected	0.00	Principal Distribution	823,239.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,153,504.88
Total Funds Collected	3,196,280.53	Total Funds Distributed	3,196,280.54

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	702,174,755.64	702,174,755.64	Beginning Certificate Balance	702,174,755.02
(-) Scheduled Principal Collections	823,239.51	823,239.51	(-) Principal Distributions	823,239.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	701,351,516.13	701,351,516.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	702,878,792.12	702,878,792.12	Ending Certificate Balance	701,351,515.51
Ending Actual Collateral Balance	702,068,169.95	702,068,169.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	91,824,873.05	13.09%	16	4.5195	NAP	Defeased	15	91,824,873.05	13.09%	16	4.5195	NAP
2,000,000 or less	9	12,638,464.11	1.80%	16	4.5210	2.284155	1.40 or less	16	148,218,842.16	21.13%	15	4.4771	0.794021
2,000,001 to 3,000,000	6	15,790,297.08	2.25%	17	4.1123	1.469208	1.41 to 1.50	2	7,732,587.28	1.10%	16	4.8972	1.501668
3,000,001 to 4,000,000	5	17,886,008.81	2.55%	15	4.3909	1.447335	1.51 to 1.60	3	43,155,899.83	6.15%	15	4.5279	1.531014
4,000,001 to 5,000,000	7	32,087,478.41	4.58%	16	4.3787	2.083996	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	2	11,325,430.67	1.61%	16	5.0174	(0.426399)	1.71 to 1.80	4	131,300,660.72	18.72%	17	3.9380	1.732928
6,000,001 to 7,000,000	3	19,179,416.39	2.73%	14	4.1260	3.922088	1.81 to 1.90	4	34,230,675.71	4.88%	17	4.3379	1.893312
7,000,001 to 8,000,000	1	7,424,998.62	1.06%	12	5.0000	(0.554400)	1.91 to 2.00	3	12,126,982.33	1.73%	17	4.6868	1.965934
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	75,984,754.43	10.83%	16	3.9919	2.074925
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	3	76,909,001.24	10.97%	17	3.1990	2.435694
10,000,001 to 15,000,000	7	83,313,644.95	11.88%	15	4.4215	1.684742	2.51 to 2.75	1	3,658,017.42	0.52%	16	3.4700	2.620000
15,000,001 to 20,000,000	4	68,312,658.17	9.74%	16	4.5081	1.516040	2.76 to 3.00	3	36,857,828.97	5.26%	16	3.8081	2.948393
20,000,001 to 30,000,000	2	51,414,707.28	7.33%	17	4.1871	2.545404	3.01 to 3.50	4	24,717,947.14	3.52%	17	4.1619	3.297184
30,000,001 to 50,000,000	2	82,683,478.83	11.79%	16	3.6223	1.887164	3.51 to 4.00	3	8,283,445.85	1.18%	10	4.7245	3.738906
50,000,001 to 70,000,000	2	132,500,000.00	18.89%	16	3.6434	1.869115	4.01 or greater	1	6,350,000.00	0.91%	17	3.7070	4.913900
70,000,001 or greater	1	74,970,059.76	10.69%	17	3.9900	1.719100	Totals	66	701,351,516.13	100.00%	16	4.1380	1.788801
Totals	66	701,351,516.13	100.00%	16	4.1380	1.788801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	21	91,824,873.05	13.09%	16	4.5195	NAP	Totals	91	701,351,516.13	100.00%	16	4.1380	1.788801
Alabama	2	3,165,000.00	0.45%	16	3.8210	2.961700
									Property Type³
Arkansas	1	12,176,506.33	1.74%	13	4.7800	(0.536100)
California	5	39,872,645.12	5.69%	16	4.1992	2.953512		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	11,887,690.02	1.69%	13	4.8836	0.216155		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	2,802,145.66	0.40%	17	4.1977	2.480500	Defeased	21	91,824,873.05	13.09%	16	4.5195	NAP
Florida	6	31,664,036.44	4.51%	14	4.4190	2.305527	Industrial	1	6,350,000.00	0.91%	17	3.7070	4.913900
Georgia	1	4,692,038.96	0.67%	17	4.6800	1.987300	Lodging	8	83,226,867.47	11.87%	16	4.7176	1.676213
Idaho	1	974,508.98	0.14%	17	4.4600	3.709300	Mobile Home Park	5	18,026,789.69	2.57%	16	4.5975	2.080020
Illinois	1	74,970,059.76	10.69%	17	3.9900	1.719100	Multi-Family	12	72,091,478.63	10.28%	17	3.6737	1.922888
Indiana	1	26,929,707.28	3.84%	17	4.5200	2.166900	Office	7	175,595,208.61	25.04%	16	3.9248	1.563375
Louisiana	4	2,765,000.00	0.39%	16	3.8210	2.961700	Retail	32	231,363,321.26	32.99%	16	4.0427	1.878218
Maryland	1	18,714,483.38	2.67%	16	4.9800	0.952300	Self Storage	5	22,872,977.42	3.26%	16	4.3195	2.735778
Michigan	3	18,985,388.94	2.71%	16	4.2805	2.448361	Totals	91	701,351,516.13	100.00%	16	4.1380	1.788801
Minnesota	1	4,500,000.00	0.64%	17	4.0020	2.415900
New Jersey	1	67,500,000.00	9.62%	17	3.1170	2.436700
New York	11	65,729,739.14	9.37%	17	3.6441	1.648563
North Carolina	1	16,894,535.65	2.41%	17	4.1200	1.900700
Ohio	6	66,491,048.22	9.48%	16	3.8821	1.949331
Pennsylvania	1	3,218,613.40	0.46%	6	5.1100	1.185700
South Carolina	1	1,921,171.49	0.27%	11	5.9300	1.333600
Tennessee	2	1,520,000.00	0.22%	16	3.8210	2.961700
Texas	10	42,639,073.03	6.08%	16	4.6533	1.396565
Virginia	3	84,993,251.28	12.12%	15	4.2656	1.334542
Wisconsin	3	4,520,000.00	0.64%	16	3.8210	2.961700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	91,824,873.05	13.09%	16	4.5195	NAP	Defeased	15	91,824,873.05	13.09%	16	4.5195	NAP
	3.250% or less	1	67,500,000.00	9.62%	17	3.1170	2.436700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	4	12,739,855.81	1.82%	17	3.4316	1.604574	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	9	110,391,470.28	15.74%	16	3.6310	2.134362	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	106,084,476.15	15.13%	17	3.9516	2.097345	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	110,749,882.00	15.79%	16	4.1590	1.676686	49 months or greater	51	609,526,643.08	86.91%	16	4.0805	1.834992
	4.251% to 4.500%	8	56,825,415.53	8.10%	16	4.4433	1.863429	Totals	66	701,351,516.13	100.00%	16	4.1380	1.788801
	4.501% to 4.750%	7	58,554,028.61	8.35%	16	4.5843	2.100478
	4.751% to 5.000%	8	67,355,645.27	9.60%	14	4.9231	0.837989
	5.001% to 5.250%	5	17,404,697.94	2.48%	14	5.0865	0.107227
	5.251% to 6.000%	1	1,921,171.49	0.27%	11	5.9300	1.333600
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	701,351,516.13	100.00%	16	4.1380	1.788801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	91,824,873.05	13.09%	16	4.5195	NAP	Defeased	15	91,824,873.05	13.09%	16	4.5195	NAP
	60 months or less	51	609,526,643.08	86.91%	16	4.0805	1.834992	Interest Only	11	248,000,000.00	35.36%	16	3.7063	2.231192
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	3,218,613.40	0.46%	6	5.1100	1.185700
	Totals	66	701,351,516.13	100.00%	16	4.1380	1.788801	241 months to 300 months	36	351,937,943.13	50.18%	16	4.3450	1.570018
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	3	6,370,086.55	0.91%	17	3.5231	1.377665
								Totals	66	701,351,516.13	100.00%	16	4.1380	1.788801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	91,824,873.05	13.09%	16	4.5195	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	554,618,334.41	79.08%	16	4.1285	1.851224	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	6	51,218,111.34	7.30%	17	3.6024	1.695033
	25 months or greater	2	3,690,197.33	0.53%	17	3.5016	1.337971
	Totals	66	701,351,516.13	100.00%	16	4.1380	1.788801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310936720	RT	Gurnee	IL	Actual/360	3.990%	249,275.45	0.00	0.00	N/A	10/01/26	--	74,970,059.76	74,970,059.76	05/01/25
2	310935956	OF	Jersey City	NJ	Actual/360	3.117%	175,331.25	0.00	0.00	N/A	10/11/26	--	67,500,000.00	67,500,000.00	05/11/25
3	883100593	OF	Reston	VA	Actual/360	4.190%	226,964.83	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	05/06/25
4	470100630	MF	Coram	NY	Actual/360	3.630%	114,281.81	95,631.26	0.00	N/A	10/01/26	--	37,779,110.09	37,683,478.83	05/01/25
5	883100647	RT	Columbus	OH	Actual/360	3.616%	135,596.25	0.00	0.00	N/A	08/05/26	--	45,000,000.00	45,000,000.00	05/05/25
6	310936422	LO	Indianapolis	IN	Actual/360	4.520%	101,664.45	60,855.35	0.00	N/A	10/11/26	--	26,990,562.63	26,929,707.28	05/11/25
7	883100596	RT	Jonesboro	AR	Actual/360	4.780%	0.00	0.00	0.00	N/A	06/06/26	--	12,176,506.33	12,176,506.33	03/06/23
9	306071009	RT	Various	Various	Actual/360	3.821%	77,964.32	0.00	0.00	N/A	09/06/26	--	24,485,000.00	24,485,000.00	05/06/25
10	883100597	LO	Towson	MD	Actual/360	4.980%	77,831.11	40,000.88	0.00	N/A	09/06/26	--	18,754,484.26	18,714,483.38	05/06/25
11	883100616	IN	Houston	TX	Actual/360	4.768%	62,653.78	51,576.85	0.00	N/A	10/06/26	07/06/26	15,768,568.00	15,716,991.15	05/06/25
12	310936548	RT	Fredericksburg	VA	Actual/360	4.380%	61,181.63	38,734.41	0.00	N/A	09/01/26	--	16,762,089.81	16,723,355.40	05/01/25
13	883100617	RT	Charlotte	NC	Actual/360	4.120%	58,125.54	35,234.71	0.00	N/A	10/06/26	--	16,929,770.36	16,894,535.65	05/06/25
14	306701014	LO	Dallas	TX	Actual/360	4.500%	60,061.85	36,208.36	0.00	N/A	10/11/26	--	16,016,492.10	15,980,283.74	05/11/25
15	310936511	IN	San Jose	CA	Actual/360	3.990%	52,095.42	31,351.40	0.00	N/A	09/11/26	03/11/26	15,667,794.86	15,636,443.46	05/11/25
16	306701016	MF	Spanish Fort	AL	Actual/360	4.270%	49,387.99	28,277.06	0.00	N/A	10/11/26	--	13,879,529.89	13,851,252.83	05/11/25
17	625100238	OF	Orlando	FL	Actual/360	5.000%	58,132.23	24,538.30	0.00	N/A	05/05/26	--	13,951,736.38	13,927,198.08	05/05/25
19	883100614	OF	Corona	CA	Actual/360	4.200%	43,871.89	29,480.69	0.00	N/A	10/06/26	--	12,534,827.04	12,505,346.35	05/06/25
20	300571602	RT	Columbus	OH	Actual/360	4.600%	44,072.21	25,647.42	0.00	N/A	10/06/26	--	11,497,098.03	11,471,450.61	05/06/25
21	300571589	MH	Erie	MI	Actual/360	4.450%	39,707.57	24,516.57	0.00	N/A	09/06/26	--	10,707,660.15	10,683,143.58	05/06/25
22	310934567	SS	Daly City	CA	Actual/360	4.060%	40,092.50	0.00	0.00	N/A	10/11/26	--	11,850,000.00	11,850,000.00	05/11/25
23	300571590	RT	Miami	FL	Actual/360	3.700%	32,991.67	0.00	0.00	N/A	09/01/26	--	10,700,000.00	10,700,000.00	05/01/25
24	306701024	MH	Various	OH	Actual/360	5.000%	35,539.33	18,142.83	0.00	N/A	09/11/26	--	8,529,438.29	8,511,295.46	05/11/25
26	625100239	OF	Englewood	CO	Actual/360	5.000%	30,992.33	13,161.25	0.00	N/A	05/05/26	--	7,438,159.87	7,424,998.62	05/05/25
27	410936182	MF	Ann Arbor	MI	Actual/360	4.000%	22,151.53	16,041.69	0.00	N/A	10/11/26	--	6,645,458.08	6,629,416.39	05/11/25
28	300571593	OF	Houston	TX	Actual/360	5.060%	25,217.30	12,617.32	0.00	N/A	09/06/26	--	5,980,387.00	5,967,769.68	07/06/22
29	300571586	OF	Columbus	OH	Actual/360	4.580%	23,077.16	11,087.69	0.00	N/A	09/06/26	06/06/26	6,046,417.28	6,035,329.59	05/06/25
31	883100611	IN	Spring Valley	CA	Actual/360	3.707%	19,616.21	0.00	0.00	N/A	10/06/26	--	6,350,000.00	6,350,000.00	05/06/25
32	306701032	LO	Waco	TX	Actual/360	4.970%	22,237.14	11,467.21	0.00	N/A	09/11/26	--	5,369,128.20	5,357,660.99	05/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	625100217	RT	La Quinta	CA	Actual/360	4.690%	24,231.67	0.00	0.00	N/A	01/05/26	--	6,200,000.00	6,200,000.00	05/05/25
34	306701034	SS	Wilmette	IL	Actual/360	4.850%	21,151.15	10,510.36	0.00	N/A	10/11/26	--	5,233,273.60	5,222,763.24	05/11/25
35	470101470	MF	Brooklyn	NY	Actual/360	3.590%	14,723.56	12,521.46	0.00	N/A	10/01/26	--	4,921,522.70	4,909,001.24	05/01/25
37	300571599	LO	Richmond Hill	GA	Actual/360	4.680%	18,339.43	10,378.29	0.00	N/A	10/06/26	--	4,702,417.25	4,692,038.96	05/06/25
38	416000239	RT	Camillus	NY	Actual/360	4.480%	17,393.50	10,560.52	0.00	N/A	10/01/26	--	4,658,973.57	4,648,413.05	05/01/25
39	300571597	LO	Marysville	OH	Actual/360	4.790%	17,980.03	9,795.21	0.00	N/A	10/06/26	--	4,504,392.82	4,494,597.61	05/06/25
40	306701040	SS	Aurora	CO	Actual/360	4.690%	17,480.67	9,975.29	0.00	N/A	08/11/26	--	4,472,666.69	4,462,691.40	05/11/25
41	300571569	MF	Dallas	TX	Actual/360	4.480%	16,389.81	9,390.57	0.00	N/A	08/06/26	--	4,390,126.72	4,380,736.15	05/06/25
43	883100613	RT	Duluth	MN	Actual/360	4.002%	15,007.50	0.00	0.00	N/A	10/06/26	--	4,500,000.00	4,500,000.00	05/06/25
44	300571594	LO	Dallas	TX	Actual/360	5.010%	16,063.74	8,120.74	0.00	N/A	10/06/26	--	3,847,602.85	3,839,482.11	05/06/25
45	470099810	MF	Bronx	NY	Actual/360	3.470%	10,605.31	9,526.42	0.00	N/A	09/01/26	--	3,667,543.84	3,658,017.42	05/01/25
46	306701046	MH	San Angelo	TX	Actual/360	4.760%	14,250.23	7,893.18	0.00	N/A	09/11/26	05/11/26	3,592,494.05	3,584,600.87	05/11/25
47	300571600	SS	Winston Salem	NC	Actual/360	4.450%	14,024.13	7,031.31	0.00	N/A	10/06/26	07/06/26	3,781,787.16	3,774,755.85	05/06/25
48	625100203	LO	York	PA	Actual/360	5.110%	13,753.07	11,069.64	0.00	N/A	11/05/25	--	3,229,683.04	3,218,613.40	05/05/25
49	300571591	OF	Stafford	VA	Actual/360	5.180%	14,150.46	8,202.88	0.00	N/A	10/06/26	--	3,278,098.76	3,269,895.88	05/06/25
51	470101090	MF	Jamaica	NY	Actual/360	3.390%	11,017.50	0.00	0.00	N/A	10/01/26	--	3,900,000.00	3,900,000.00	05/01/25
52	300571584	SS	Arlington Heights	IL	Actual/360	4.580%	12,954.99	6,224.38	0.00	N/A	09/06/26	06/06/26	3,394,321.07	3,388,096.69	05/06/25
53	306701053	MH	Palm Springs	CA	Actual/360	4.780%	11,845.53	6,475.47	0.00	N/A	10/11/26	--	2,973,774.24	2,967,298.77	05/11/25
54	306701054	MF	Chicago	IL	Actual/360	4.720%	11,677.32	6,517.10	0.00	N/A	10/11/26	--	2,968,810.81	2,962,293.71	05/11/25
55	306701055	SS	San Antonio	TX	Actual/360	4.540%	11,149.53	6,667.74	0.00	N/A	09/11/26	--	2,947,013.50	2,940,345.76	05/11/25
56	410936822	IN	Dallas	TX	Actual/360	4.160%	9,678.79	6,600.84	0.00	N/A	10/11/26	07/11/26	2,791,959.28	2,785,358.44	05/11/25
57	300571585	SS	Broadview Heights	OH	Actual/360	4.450%	10,983.87	5,538.11	0.00	N/A	09/06/26	06/06/26	2,961,941.49	2,956,403.38	05/06/25
58	306701058	MH	Evansville	IN	Actual/360	4.750%	10,896.92	6,056.62	0.00	N/A	09/11/26	--	2,752,906.39	2,746,849.77	05/11/25
59	470101110	MF	Brooklyn	NY	Actual/360	3.460%	7,700.48	3,849.39	0.00	N/A	10/01/26	--	2,670,687.78	2,666,838.39	05/01/25
60	300571562	MH	Dallas	TX	Actual/360	4.920%	9,664.16	5,097.26	0.00	N/A	08/06/26	05/06/26	2,357,112.54	2,352,015.28	05/06/25
61	306701061	MU	Clearlake Oaks	CA	Actual/360	4.470%	8,588.57	5,233.19	0.00	N/A	10/11/26	--	2,305,656.52	2,300,423.33	05/11/25
62	470100830	MF	Yonkers	NY	Actual/360	3.530%	7,093.32	3,414.87	0.00	N/A	11/01/26	--	2,411,327.54	2,407,912.67	05/01/25
63	306701063	MH	Bradenton	FL	Actual/360	4.840%	9,268.05	4,963.27	0.00	N/A	10/11/26	--	2,297,864.76	2,292,901.49	05/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	470101610	MF	Yonkers	NY	Actual/360	3.410%	7,146.79	0.00	0.00	N/A	10/01/26	--	2,515,000.00	2,515,000.00	05/01/25
65	306701065	SS	DeSoto	TX	Actual/360	4.640%	7,199.45	4,131.38	0.00	N/A	10/11/26	--	1,861,925.98	1,857,794.60	05/11/25
66	625100236	RT	Florence	SC	Actual/360	5.930%	9,510.75	3,431.75	0.00	N/A	04/05/26	--	1,924,603.24	1,921,171.49	05/05/25
67	306701067	SS	Newtown	CT	Actual/360	4.420%	6,505.43	4,035.37	0.00	N/A	10/11/26	--	1,766,181.03	1,762,145.66	05/11/25
68	410936386	RT	Clinton Township	MI	Actual/360	4.310%	6,022.20	3,886.98	0.00	N/A	10/11/26	--	1,676,715.95	1,672,828.97	05/11/25
69	470101590	MF	New York	NY	Actual/360	3.640%	3,934.66	1,804.90	0.00	N/A	10/01/26	--	1,297,140.39	1,295,335.49	05/01/25
70	306701070	MH	Bradenton	FL	Actual/360	5.150%	4,769.18	2,329.16	0.00	N/A	08/11/26	--	1,111,266.03	1,108,936.87	05/11/25
71	470101570	MF	Yonkers	NY	Actual/360	3.610%	3,086.44	2,603.65	0.00	N/A	10/01/26	--	1,025,962.59	1,023,358.94	05/01/25
72	470100530	MF	Briarwood	NY	Actual/360	3.580%	3,057.90	2,611.13	0.00	N/A	10/01/26	--	1,024,994.24	1,022,383.11	05/01/25
73	306701073	MH	Kimberly	ID	Actual/360	4.460%	3,630.18	2,219.83	0.00	N/A	10/11/26	--	976,728.81	974,508.98	05/11/25
Totals							2,373,041.02	823,239.51	0.00				702,174,755.64	701,351,516.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,487,832.55	14,689,565.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,779,468.66	5,510,461.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,006,473.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,386,841.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	53,977,787.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,086,920.00	8,871,524.18	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(442,258.00)	(224,441.76)	01/01/24	06/30/24	02/11/22	6,781,801.85	328,328.69	0.00	0.00	0.00	0.00
9	2,919,496.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,915,101.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	8,812,136.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,224,067.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,264,470.74	2,562,048.40	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,786,090.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	803,324.62	688,720.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,174,538.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,488,703.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,697,288.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,226,161.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	380,692.43	(156,231.48)	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,492,619.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(1,019,331.00)	0.00	--	--	05/13/24	3,844,026.51	398,352.29	21,577.62	887,137.37	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,123,236.57	303,174.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	853,481.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,122,733.29	280,683.08	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,420,935.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,056,422.48	792,983.96	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	556,135.81	103,353.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	720,886.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	519,641.24	126,741.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,064,660.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	442,349.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	299,814.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	634,932.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	408,827.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	439,861.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	174,541.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	234,845.58	236,917.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	435,275.15	109,344.05	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	248,700.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	80,847.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	374,577.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	66,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	415,516.84	105,387.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	234,286.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	280,054.91	70,731.23	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	366,800.38	285,020.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	189,226.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	344,511.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	11,161.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	73,208.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	281,299.05	66,348.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	156,923,741.37	34,422,333.38				10,625,828.36	726,680.98	21,577.62	887,137.37	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	2	18,144,276.01	0	0.00	2	18,144,276.01	0	0.00	0	0.00	0	0.00	4.138020%	4.105753%	16
04/17/25	0	0.00	0	0.00	2	18,156,893.33	0	0.00	2	18,156,893.33	0	0.00	0	0.00	0	0.00	4.138361%	4.106090%	17
03/17/25	0	0.00	0	0.00	2	18,168,618.98	0	0.00	2	18,168,618.98	0	0.00	1	225,329.00	0	0.00	4.138679%	4.106402%	18
02/18/25	0	0.00	0	0.00	2	18,182,815.44	0	0.00	2	18,182,815.44	0	0.00	0	0.00	0	0.00	4.139393%	4.107117%	19
01/17/25	0	0.00	0	0.00	2	18,194,428.64	0	0.00	2	18,194,428.64	0	0.00	0	0.00	0	0.00	4.139703%	4.107423%	20
12/17/24	0	0.00	0	0.00	2	18,205,991.45	0	0.00	2	18,205,991.45	0	0.00	0	0.00	0	0.00	4.140012%	4.107726%	21
11/18/24	0	0.00	0	0.00	2	18,218,349.63	0	0.00	2	18,218,349.63	0	0.00	0	0.00	0	0.00	4.140341%	4.108051%	22
10/18/24	0	0.00	0	0.00	2	18,229,808.67	0	0.00	2	18,229,808.67	0	0.00	0	0.00	0	0.00	4.140645%	4.108350%	23
09/17/24	0	0.00	0	0.00	2	18,242,066.84	0	0.00	2	18,242,066.84	0	0.00	0	0.00	0	0.00	4.140970%	4.108670%	24
08/16/24	0	0.00	0	0.00	2	18,253,422.98	0	0.00	2	18,253,422.98	0	0.00	0	0.00	0	0.00	4.141270%	4.108966%	25
07/17/24	0	0.00	0	0.00	2	18,264,729.86	0	0.00	2	18,264,729.86	0	0.00	0	0.00	0	0.00	4.141568%	4.109259%	26
06/17/24	0	0.00	0	0.00	2	18,276,841.40	0	0.00	2	18,276,841.40	0	0.00	0	0.00	0	0.00	4.141887%	4.109573%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	883100596	03/06/23	25	6	0.00	0.00	0.00	12,504,835.01	08/12/20	7			12/14/22
28	300571593	07/06/22	33	6	21,577.62	887,137.37	0.00	6,356,093.63	12/31/20	7			10/04/22
Totals					21,577.62	887,137.37	0.00	18,860,928.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		3,218,613	3,218,613	0		0
7 - 12 Months		51,046,428	51,046,428	0		0
13 - 24 Months		647,086,475	628,942,199	0		18,144,276
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	701,351,516	683,207,240	0	0	0	18,144,276
Apr-25	702,174,756	684,017,862	0	0	0	18,156,893
Mar-25	702,949,781	684,781,162	0	0	0	18,168,619
Feb-25	704,082,166	685,899,350	0	0	0	18,182,815
Jan-25	704,849,798	686,655,369	0	0	0	18,194,429
Dec-24	705,614,517	687,408,525	0	0	0	18,205,991
Nov-24	706,421,944	688,203,594	0	0	0	18,218,350
Oct-24	707,180,694	688,950,885	0	0	6,053,302 12,176,506
Sep-24	707,982,366	689,740,299	0	0	0	18,242,067
Aug-24	708,735,192	690,481,769	0	0	0	18,253,423
Jul-24	709,485,161	691,220,431	0	0	0	18,264,730
Jun-24	710,278,367	692,001,526	0	0	0	18,276,841
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	300571593	5,967,769.68	6,356,093.63	16,800,000.00	02/26/24	(4,312,898.00)	(2.46280)	12/31/24	09/06/26	255
7	883100596	12,176,506.33	12,504,835.01	5,630,000.00	09/13/24	(224,441.76)	(0.53610)	06/30/24	06/06/26	252
Totals		18,144,276.01	18,860,928.64	22,430,000.00		(4,537,339.76)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	883100596	RT	AR	08/12/20	7

The collateral property was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado on 3/28/2020. The non-collateral anchors (Dillards/JCP/Target)

received far less damage and reopened in 2020. The majority of the mall collateral has been demolished after being condemned. The borrower has been cooperative in turning over information and access but is not willing to rebuild the property and carry the loan .A settlement was agreed under which the Trust took title to the property on 12/14/2022 and received substantial insurance proceeds. The special servicer completed the required site work per agreements with non-collateral anchors. Ultimate resolu tion via an REO sale is expected to occur in Q2/Q3 2025.

28	300571593	OF	TX	12/31/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310936720	74,970,059.76	3.99000%	74,970,059.76	3.99000%	10	06/05/20	05/01/20	08/11/20
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/11/21
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
5	883100647	45,000,000.00	3.61590%	45,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
6	310936422	0.00	4.52000%	0.00	4.52000%	10	08/18/20	05/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	09/14/20	09/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	02/11/21	09/11/20	02/11/21
20	300571602	0.00	4.60000%	0.00	4.60000%	10	08/27/20	06/10/20	11/12/20
Totals		119,970,059.76		119,970,059.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	300571595 06/17/22	7,035,643.30	10,700,000.00	10,062,198.87	1,680,653.55	10,062,198.87	8,381,545.32	0.00	0.00	(919.41)	919.41	0.01%
42	306701042 04/18/22	4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,243,107.48	16,890,000.00	14,787,680.85	1,930,536.74	14,787,680.85	12,857,144.11	0.00	0.00	(919.41)	919.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	300571595	06/27/22	0.00	0.00	0.00	0.00	919.41	0.00	0.00	0.00	0.00
42	306701042	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	919.41	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,492.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,625.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	48,503.08	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,178.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	962.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,245.91	0.00	0.00	16,192.96	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	248.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,745.91	0.00	6,786.74	16,192.96	0.00	48,503.08	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		76,228.69

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Supplemental Notes
None

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